COMMITMENTS (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Other receivables		$ 1,066,191	$ 253,476
Nomas MOU [member]
IfrsStatementLineItems [Line Items]
Aggregate amount		800,000
Other receivables		400,000
Remaining balance		400,000
A1 Noor MOU [member]
IfrsStatementLineItems [Line Items]
Aggregate amount		650,000
Other receivables		$ 250,000
A1 Noor MOU [member] | Non adjusting event [member]
IfrsStatementLineItems [Line Items]
Additional payable	$ 150,000